Supplement Dated August 4, 2014

To

Prospectuses Dated July 2, 2012 for

Titanium Investor VA
Issued By
Protective Life Insurance Company
Titanium Annuity Variable Account
&
Titanium Investor VUL
Issued By
Protective Life Insurance Company
Titanium Universal Life Variable Account

This Supplement amends certain information contained in your variable product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

We have been advised by Franklin Templeton Variable Insurance Products Trust that they will be liquidating and dissolving the Franklin Large Cap Value Securities Fund (the "Fund") effective November 7, 2014 (the "Liquidation Date"). Enclosed with this Supplement is a Fund supplement that describes the Plan of Liquidation.

Subaccount Closing Before Date of Liquidation. Effective October 1, 2014, you will no longer be permitted to allocate premium or transfer policy value (including transfers resulting from automatic asset rebalancing, dollar cost averaging, or automatic interest sweep programs) to the subaccount that invests in the Fund (the "Franklin Large Cap Value Securities Subaccount"). We will process instructions received or automatic allocations occurring at or after 4:00 P.M. Eastern Standard Time on October 1, 2014 but before the Liquidation Date as follows:

•  If we receive instructions to allocate premium to the Franklin Large Cap Value Securities Subaccount, we will contact you to request new allocation instructions. If we cannot reach you, we will return the premium to you and request that you resubmit the payment with new allocation instructions.

•  If we receive instructions to transfer policy value to the Franklin Large Cap Value Securities Subaccount, we will consider your request to not be in good order and we will not process it. In such cases, we will contact you for further instructions.

If you have scheduled an automatic allocation to the Franklin Large Cap Value Securities Subaccount pursuant to the automatic asset rebalancing or dollar cost averaging programs (or, for owners of the Titanium Investor VA contract, the automatic interest sweep program) to occur on October 1, 2014, we will allocate such amounts to the subaccount investing in the Dreyfus VIF Money Market Portfolio (the "Money Market Subaccount").

Contract Value on the Date of Liquidation. If you have policy value allocated to the Franklin Large Cap Value Securities Subaccount as of 4:00 P.M. Eastern Standard Time on November 7, 2014, we will transfer that policy value to the subaccount that invests in the Money Market Subaccount. We will confirm this transfer in a statement we send to you following the transaction. Any requests we receive at or after 4:00 P.M. Eastern Standard Time on November 7, 2014 for allocations of future premium, transfers of policy value, automatic asset rebalancing, dollar cost averaging, or automatic interest sweeps to the Franklin Large Cap Value Securities Subaccount will be redirected to the Money Market Subaccount.

Transfer Rights. Under your contract, you are permitted to transfer policy value among the following investment options:

Portfolio	Investment Objective(s) and Certain Policies
Alger Balanced Portfolio-Class I-2 Shares	This Fund's objective is to seek current income and long-term capital appreciation.
Alger Capital Appreciation Portfolio-Class I-2 Shares	This Fund's objective is to seek long-term capital appreciation.
Alger Growth & Income Portfolio-Class I-2 Shares	This Fund's objective is to provide capital appreciation and current income.
Alger Large Cap Growth Portfolio-Class I-2 Shares	This Fund's objective is to seek long-term capital appreciation.
Alger Mid Cap Growth Portfolio-Class I-2 Shares	This Fund's objective is to seek long-term capital appreciation.
Alger Small Cap Growth Portfolio-Class I-2 Shares	This Fund's objective is to seek long-term capital appreciation.

Portfolio	Investment Objective(s) and Certain Policies
Dreyfus VIF-Appreciation Portfolio-Initial Shares	This Fund's objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus VIF-Money Market Portfolio	This Fund's objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Dreyfus VIF-Quality Bond Portfolio-Initial Shares	This Fund's objective is to maximize total return, consisting of capital appreciation and current income.
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	This Fund's objective is to provide capital growth, with current income as a secondary goal.
Invesco V.I. American Franchise Fund-Series I Shares	This Fund's objective is to seek capital growth.
Invesco V.I. Mid Cap Growth Fund-Series I Shares	This Fund's objective is to seek capital growth.
Invesco V.I. Core Equity Fund-Series I Shares	This Fund's objective is to seek long-term growth of capital.
Invesco V.I. Government Securities Fund-Series I Shares	This Fund's objective is to seek total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund-Series I Shares	This Fund's objective is to seek long-term growth of capital.
Invesco V.I. Technology Fund-Series I Shares	This Fund's objective is to seek long-term growth of capital.
Invesco V.I. Managed Volatility Fund (formerly known as Invesco V.I. Utilities Fund)-Series I Shares	This Fund's investment objective is both capital appreciation and current income while managing portfolio volatility.
MFS Growth Series	This Fund's objective is to seek capital appreciation.
MFS High Income Series	This Fund's objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
MFS Investors Trust Series	This Fund's objective is to seek capital appreciation.
MFS Research Series	This Fund's objective is to seek capital appreciation.
MFS Total Return Series	This Fund's objective is to seek total return.
MFS Value Series	This Fund's objective is to seek capital appreciation.

Note: The names of the following DWS funds will be effective 8/11/14.

Deutsche Small Mid Cap Value VIP-Deutche Variable Series II (formerly DWS Small Mid Cap Value VIP-VSII Series)	This Fund's objective is to seek long-term capital appreciation.
Deutsche Equity 500 Index VIP-Deutsche Investments VIT Funds (formerly DWS Equity 500 Index VIP-DWS Invst. VIT Series)

This Fund's objective is to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche High Income VIP-Deutsche Variable Series II (formerly DWS High Income VIP-VSII Series)	This Fund's objective is to provide a high level of current income.
Deutsche Large Cap Value VIP-Deutsche Variable Series II (formerly DWS Large Cap Value VIP-VSII Series)	This Fund's objective is to achieve a high rate of total return.
Deutsche Small Mid Cap Growth VIP-Deutsche Variable Series II (formerly DWS Small Mid Cap Growth VIP-VSII Series)	This Fund's objective is to seek long-term capital appreciation.
Deutsche Small Cap Index VIP-Deutsche Investments VIT Funds (formerly DWS Small Cap Index VIP-DWS Invst. VIT Series)	This Fund's objective is to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Franklin Global Real Estate VIP Fund (formerly Franklin Global Real Estate Securities Fund)-Class 2

This Fund seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Portfolio	Investment Objective(s) and Certain Policies
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund)-Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities Fund)-Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Wells Fargo Advantage VT Discovery Fund Class 2	This Fund's objective is to seek long-term capital appreciation.
Wells Fargo Advantage VT Index Asset Allocation Fund-Class 2	This Fund's objective is to seek long-term total return, consisting of capital appreciation and current income.
Wells Fargo Advantage VT International Equity Fund-Class 1 (N/A)	This Fund's objective is to seek long-term capital appreciation.
Wells Fargo Advantage VT Opportunity Fund-Class 2	This Fund's objective is to seek long-term capital appreciation.
Wells Fargo Advantage VT Small Cap Value Fund-Class 1 (N/A)	This Fund's objective is to seek long-term capital appreciation.
Wells Fargo Advantage VT Total Return Bond Fund-Class 2	This Fund's objective is to seek total return, consisting of income and capital appreciation.

If you would like another copy of the current prospectus for any of these funds, including the Dreyfus VIF Money Market Portfolio, please call us at 800-456-6330.

You may request a transfer of your policy value from the Franklin Large Cap Value Securities Subaccount to any of the above investment options and change your Franklin Large Cap Value Securities Subaccount allocation, automatic asset rebalancing, dollar cost averaging, and/or automatic interest sweep instructions by completing the enclosed transfer request form and:

•  Faxing the transfer request form enclosed with this Supplement or any other request provided in good order to 205-268-6479

•  Sending the transfer request form enclosed in good order to:

Protective Life Insurance Company
P.O. Box 1928
Birmingham, Alabama 35282-8238

If you have telephone authorization established, you can call us at 1-800-456-6330 with your instructions. You also may visit us on line at www.protective.com/piocs to effect a transfer. We will confirm any transfer in a statement we send to you following the transaction.

We impose a $25 charge for each transfer you make under your contract after the first 12 transfers each policy year. However, we will not impose any transfer fee on any transfers from the Franklin Large Cap Value Securities Subaccount to any other investment options(s) (including any transfer we make to the Money Market Subaccount on the Liquidation Date) from the date of this Supplement until at least 60 days after the Liquidation Date, nor will we count any transfer out of the Franklin Large Cap Value Securities Subaccount from the date of this Supplement until at least 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any policy year. Also, for owners of the Titanium Investor VA contract who are receiving annuity payments on or after the date of this Supplement, we will not count any transfers from the Franklin Large Cap Value Securities Subaccount from the date of this Supplement until at least 60 days after the Liquidation Date for the purpose of determining how many transfers may be permitted in any policy year.

If you have any questions, please contact your financial representative or call us at 800-456-6330.